Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Commercial production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years